Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 130
3 years	1,552
5 years	3,118
10 years	$ 6,625